Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net Sales			$ 6,128,900
Cost and Expenses
Cost of sales			1,337,905
Operating expenses	7,147,597	3,970,105	1,235,796
Total Cost and Expenses	7,147,597	3,970,105	2,573,701
Income (Loss) from Operations	(7,147,597)	(3,970,105)	3,555,199
Net Non-Operating Income (Loss)	23,652	(89,559)	15
Income (Loss) before Income Taxes	(7,123,945)	(4,059,664)	3,555,214
Income Tax Expense (Benefit)	8,519	(883,200)	884,800
Net Income (Loss)	(7,132,464)	(3,176,464)	2,670,414
Less: Income (Loss) Attributed to Non-Controlling Interest
Net Income (Loss) Attributable to the Company	(7,132,464)	(3,176,464)	2,670,414
Other Comprehensive Loss
Change in foreign currency translation adjustments	(3,454)	(10)
Total Comprehensive Income (Loss)	$ (7,135,918)	$ (3,176,474)	$ 2,670,414
Net Income (Loss) Per Common Share:
Basic	$ (0.1748)	$ (0.0808)	$ 0.0841
Diluted	$ (0.1748)	$ (0.0808)	$ 0.0759
Weighted Average Shares Outstanding - Basic	40,821,495	39,335,796	31,752,318
Weighted Average Shares Outstanding - Diluted	40,821,495	39,335,796	35,190,236